Debt - Summary of Effective Interest Rates on Variable-Rate IDRBs (Details)	Dec. 31, 2021	Dec. 31, 2020
2003 Series A, due 2038
Debt Instrument [Line Items]
Effective interest rates	0.91%	0.80%
2008 Series A, due 2038
Debt Instrument [Line Items]
Effective interest rates	0.90%	0.83%
2009 Series A, due 2039
Debt Instrument [Line Items]
Effective interest rates	0.88%	0.76%
Tax-exempt Series A, due 2028
Debt Instrument [Line Items]
Effective interest rates	0.92%	0.87%